SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In 2011 and 2012, the Company issued a total of $7.3 million of Secured Notes and other convertible notes with maturity dates in 2012 (the “2012 Notes”). From October 1, 2012 through November 6, 2012, $2,898,000 of the 2012 Notes, plus accrued interest thereon of $269,420, was converted by note holders into 4,662,452 shares of the Company’s common stock. As of November 6, 2012, $275,000 of the 2012 Notes, plus interest of $265,630, had been repaid in cash, $5,030,000 of the 2012 Notes, plus interest of $397,641, had been converted to common stock and $1,995,000 of the 2012 Notes remained outstanding. All of the 2012 Notes outstanding at November 6, 2012, mature in the fourth quarter of 2012.

NOTE 17 – SUBSEQUENT EVENTS

In February, 2012, the Company sold an additional $2,600,000 of Secured Notes and warrants in the final closing of the September Offering (see NOTE 14 – PRIVATE PLACEMENTS), bringing the total amount raised in the September Offering to $6,600,000.

In February, 2012, two stockholders holding a total of 206,667 shares of AbTech Industries Series A Preferred Stock elected to convert such shares into 1,321,908 shares of ABHD common stock in accordance with the terms of the Merger Agreement (see Note 12 – REVERSE ACQUISITION TRANSACTION).